FIXED ASSETS (Details Narrative) - NATURALSHRIMP INCORPORATED [Member]		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2022 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Depreciation expense						$ 1,307,000	$ 346,000
Depreciation expense		$ 408,000	$ 404,000	$ 933,000	$ 759,000	1,307,038	346,437
Area of land | ft²	8,000
Insurance	$ 700,000
Fixed assets	1,764,000	14,989,408		14,989,408		14,798,103	12,236,557
Accumulated depreciation	$ 325,000	$ 4,204,824		$ 4,204,824		$ 1,909,612	$ 584,521